Description of Business, Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Description of Business, Basis of Presentation and Significant Accounting Policies
Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies
Description of Business
Astra Space, Inc. designs, tests, manufactures and operates the next generation of launch services and space products and services that it expects to enable a new generation of global communications, earth observation, precision weather monitoring, navigation, and surveillance capabilities. Astra Space, Inc.’s mission is to Improve Life on Earth from Space
®
through greater connectivity and more regular observation and to enable a wave of innovation in low Earth orbit by expanding its space platform offerings.
Holicity Inc. (“Holicity”) was originally incorporated in Delaware and was established as a special purpose acquisition company, which completed its initial public offering in August 2020. On June 30, 2021 (the “Closing Date”), Holicity consummated a business combination (the “Business Combination”) pursuant to the Business Combination Agreement dated as of February 2, 2021 (the “BCA”), by and among Holicity, Holicity Merger Sub Inc., a wholly owned subsidiary of Holicity (“Merger Sub”), and Astra Space Operations, Inc. (“pre-combination Astra”). Immediately upon the consummation of the Business Combination, Merger Sub merged with and into pre-combination Astra with pre-combination Astra surviving the merger as a wholly owned subsidiary of Holicity. Holicity changed its name to “Astra Space, Inc.” and pre-combination Astra changed its name to “Astra Space Operations, Inc.”
Unless the context otherwise requires, “we”, “us”, “our”, “Astra” and the “Company” refers to Astra Space, Inc., the combined company and its subsidiaries following the Business Combination and Astra Space Operations, Inc. prior to the Business Combination. See Note 3 — Acquisitions for further discussion of the Business Combination. The Company’s Class A common stock is listed on the Nasdaq under the symbol “ASTR”.
Basis of Presentation and Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of Astra and its subsidiaries, and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial reporting. The condensed consolidated financial statements included herein are unaudited, and reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the periods presented. The December 31, 2021 condensed consolidated balance sheet data were derived from Astra’s audited consolidated financial statements included in its Annual Report on Form 10-K for year ended December 31, 2021 as filed with the SEC. All intercompany transactions and balances have been eliminated in consolidation. The operating results for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022, or for any other future period.
Business Combination
On June 30, 2021, the Business Combination pursuant to the BCA, by and among Holicity, Merger Sub, and pre-combination Astra, was accounted for as a reverse recapitalization as pre-combination Astra was determined to be the accounting acquirer under ASC 805. The determination is primarily based on the evaluation of the following facts and circumstances:

•	the equity holders of pre-combination Astra hold the majority of voting rights in the Company;

•	the board of directors of pre-combination Astra represent a majority of the members of the board of directors of the Company;
•	the senior management of pre-combination Astra became the senior management of the Company; and

•	the operations of pre-combination Astra comprise the ongoing operations of the Company.
In connection with the Business Combination, outstanding common stock and preferred convertible stock of the pre-combination Astra was converted into common stock of the Company, par value of $0.0001 per share, representing a recapitalization, and the net assets of the Company were acquired and recorded at historical cost, with no goodwill or intangible assets recorded. Pre-combination Astra was deemed to be the predecessor and the condensed consolidated assets and liabilities and results of operations prior to the Closing Date are those of pre-combination Astra. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the BCA. The number of shares of preferred stock was also retroactively restated based on the exchange ratio. See Note 3 — Acquisitions for additional information.
Liquidity
The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis. The Company has historically funded its operations primarily by equity financings and convertible promissory notes prior to the Business Combination and subsequently funded its operations through cash proceeds obtained as part of the Business Combination and related private placement. As of June 30, 2022, the Company’s existing sources of liquidity included cash and cash equivalents of $104.3 million and marketable securities of $96.4 million. The Company has a limited history of operations and has incurred negative cash flows from operating activities and loss from operations in the past as reflected in the accumulated deficit of $1,576.4 million as of June 30, 2022. The Company expects to continue to incur operating losses due to the investments it intends to make in its business, including the development of its products and services. The Company remains focused on managing its cash expenditures, including but not limited to, reducing its capital expenditures, consulting services and re-focusing its hiring efforts. In addition, the Company continues to evaluate opportunities to strengthen the Company’s financial position, including through the issuance of additional equity securities or by entering into new financing arrangements, as appropriate. As an example, on August 2, 2022, the Company entered into a Common Stock Purchase Agreement with B. Riley Principal Capital II
,
LLC (“B. Riley”), which would allow the Company to sell newly issued shares of its Class A Common Stock to B. Riley in aggregate amount not to exceed $100,000,000 or 19.99% of the aggregate outstanding Class A and Class B Common Stock of the Company as of August 2, 2022. See Note 17 — Subsequent Events for additional information about this financing arrangement. The Company expects that its existing sources of liquidity will be sufficient to fund operating and capital expenditure requirements through at least twelve (12) months from the date of issuance of these financial statements.
Impact of the COVID-19 Pandemic
The Company has been actively monitoring the ongoing COVID-19 pandemic situation and its impact on the Company’s business while keeping abreast of the latest developments, particularly the variants of the virus, to ensure preparedness for Astra’s employees and its business. The COVID-19 pandemic had disrupted everyday life and markets worldwide, leading to significant business and supply-chain disruption, as well as broad-based changes in supply and demand. The Company has been diligent in testing and monitoring its employees, and there have been disruptions in productivity, although these disruptions have not resulted in suspension of its manufacturing facilities. However, there has been a trend in many parts of the world of increasing availability and administration of vaccines against COVID-19, as well as an easing of restrictions on social, business, travel and government activities and functions. On the other hand, infection rates and regulations continue to fluctuate in various regions and there are ongoing global impacts resulting from the pandemic, including challenges and increases in costs for logistics and supply chains, such as increased intermittent supplier delays and a shortfall of semiconductor supply. Ultimately, the Company cannot predict the duration of the COVID-19 pandemic. The Company will continue to monitor macroeconomic conditions to remain flexible and to optimize and evolve its business as appropriate and deploy its production, workforce and other resources accordingly.
Use of Estimates and Judgements
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the condensed consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ significantly from those estimates. Significant items subject to such estimates and assumptions include the valuation of goodwill and intangible assets, inventory valuation, stock-based compensation, pre-combination
Astra common stock, useful lives of intangible assets and fixed assets, deferred tax assets, income tax uncertainties, contingent consideration and other contingencies.
Significant Accounting Policies
Other than those described below, there have been no changes to the Company’s significant accounting policies described in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021, that have had a material impact on its unaudited condensed consolidated financial statements and related notes.
Marketable securities.
Marketable securities consist of U.S. Treasury securities, corporate debt securities, commercial paper, and asset backed securities. The Company classifies marketable securities as available-for-sale
at the time of purchase and reevaluates such classification as of each balance sheet date. Interest receivable on these securities is presented in other current assets on the condensed consolidated balance sheets. All marketable securities are recorded at their estimated fair values. When the fair value of a marketable security declines below its amortized cost basis, the carrying value of the security will be reduced to its fair value if it is more likely than not that management is required to sell the impaired security before recovery of its amortized basis, or management has the intention to sell the security. If neither of these conditions are met, the Company determines whether any portion of the decline is due to credit losses. Any portion of that decline attributable to credit losses, to the extent expected to be nonrecoverable before the sale of the security, is recognized in the Company’s condensed consolidated statement of operations. When the fair value of the security declines below its amortized cost basis due to changes in interest rates, such amounts are recorded in accumulated other comprehensive income (loss) and are recognized in the Company’s condensed consolidated statement of operations only if the Company sells or intends to sell the security before recovery of its cost basis. Realized gains and losses are determined based on the specific identification method and are reported in other income (expense), net in the Company’s condensed consolidated statements of operations.